Net Defined Benefit Liabilities (Assets)	12 Months Ended
Dec. 31, 2019
Disclosure Of Defined Benefit Plans Abstract [Abstract]
Disclosure Of Defined Benefit Plans Explanatory

24. Net Defined Benefit Liabilities (Assets)

Defined benefit plan

The Group operates defined benefit plans which have the following characteristics:

•	The Group has the obligation to pay the agreed benefits to all its current and former employees.

•	Actuarial risk (that benefits will cost more than expected) and investment risk fall, in substance, on the Group.

The defined benefit liability recognized in the statements of financial position is calculated by independent actuaries in accordance with actuarial valuation methods.

The net defined benefit obligation is calculated using the Projected Unit Credit method (the ‘PUC’). Data used in the PUC such as interest rates, future salary increase rate, mortality rate and consumer price index are based on observable market data and historical data which are updated annually.

Actuarial assumptions may differ from actual results, due to changes in the market, economic trends and mortality trends which may impact defined benefit liabilities and future payments. Actuarial gains and losses arising from changes in actuarial assumptions are recognized in the period incurred through other comprehensive income.

Changes in the net defined benefit liabilities for the years ended December 31, 2018 and 2019, are as follows:

	2018
	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit liabilities
	(In millions of Korean won)
Beginning	￦	1,841,991	￦	(1,688,183)	￦	153,808
Current service cost		208,470		—		208,470
Past service cost		30,218		—		30,218
Gain or loss on settlement		(1,000)		—		(1,000)
Interest cost (income)		51,522		(47,689)		3,833
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions		38,894		—		38,894
Actuarial gains and losses by changes in financial assumptions		95,111		—		95,111
Actuarial gains and losses by experience adjustments		33,968		—		33,968
Return on plan assets (excluding amounts included in interest income)		—		22,420		22,420
Contributions		—		(300,245)		(300,245)
Payments from plans (benefit payments)		(103,663)		103,652		(11)
Payments from the Group		(29,583)		—		(29,583)
Transfer in		8,614		(8,394)		220
Transfer out		(8,394)		8,394		—
Effect of exchange rate changes		17		—		17
Others		6,095		(2)		6,093

Ending	￦	2,172,260	￦	(1,910,047)	￦	262,213

	2019
	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit liabilities
	(In millions of Korean won)
Beginning	￦	2,172,260	￦	(1,910,047)	￦	262,213
Current service cost		226,788		—		226,788
Past service cost		2,276		—		2,276
Interest cost (income)		48,795		(43,250)		5,545
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions		(3,122)		—		(3,122)
Actuarial gains and losses by changes in financial assumptions		61,547		—		61,547
Actuarial gains and losses by experience adjustments		7,458		—		7,458
Return on plan assets (excluding amounts included in interest income)		—		11,116		11,116
Contributions		—		(288,420)		(288,420)
Payments from plans (benefit payments)		(141,820)		141,798		(22)
Payments from the Group		(32,556)		—		(32,556)
Transfer in		7,775		(7,425)		350
Transfer out		(7,517)		7,517		—
Effect of exchange rate changes		(2)		—		(2)
Others		(129)		1		(128)

Ending[1]	￦	2,341,753	￦	(2,088,710)	￦	253,043

[1]	The net defined benefit liabilities of ￦253,043 million is calculated by subtracting ￦946 million net defined benefit assets from ￦253,989 million net defined benefit liabilities

Details of the net defined benefit liabilities as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Present value of defined benefit obligation	￦	2,172,260	￦	2,341,753
Fair value of plan assets		(1,910,047)		(2,088,710)

Net defined benefit liabilities	￦	262,213	￦	253,043

Details of post-employment benefits recognized in profit or loss as employee compensation and benefits for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017		2018		2019
	(In millions of Korean won)
Current service cost	￦	208,037	￦	208,470	￦	226,788
Past service cost[1]		21,356		7,912		2,276
Net interest expenses of net defined benefit liabilities		4,108		3,833		5,545
Gain or loss on settlement		—		(1,000)		—

Post-employment benefits[2]	￦	233,501	￦	219,215	￦	234,609

[1]	During the year ended December 31, 2018, other provisions (amounting to ￦ 22,306 million as of December 31, 2017) were transferred into net defined benefit liabilities.
[2]

Including post-employment benefits amounting to ￦ 2,575 million recognized as other operating expense and prepayment of ￦ 121 million recognized as other assets as of and for the year ended December 31, 2019, post-employment benefits amounting to ￦ 2,047 million recognized as other operating expense and prepayment of ￦ 83 million recognized as other assets as of and for the year ended December 31, 2018, and post-employment benefits amounting to ￦ 1,755 million recognized as other operating expense and prepayment of ￦ 42 million recognized as other assets for the year ended December 31, 2017.

Remeasurements of the net defined benefit liabilities recognized as other comprehensive income for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017		2018		2019
	(In millions of Korean won)
Remeasurements:
Return on plan assets (excluding amounts included in interest income)	￦	(16,220)	￦	(22,420)	￦	(11,116)
Actuarial gains and losses		46,040		(167,973)		(65,883)
Income tax effects		(7,215)		52,377		21,172

Remeasurements after income tax	￦	22,605	￦	(138,016)	￦	(55,827)

The details of fair value of plan assets as of December 31, 2018 and 2019, are as follows:

	2018
	Assets quoted in an active market		Assets not quoted in an active market		Total
	(In millions of Korean won)
Cash and due from financial institutions	￦	—	￦	1,908,028	￦	1,908,028
Investment fund		—		2,019		2,019

Total	￦	—	￦	1,910,047	￦	1,910,047

	2019
	Assets quoted in an active market		Assets not quoted in an active market		Total
	(In millions of Korean won)
Cash and due from financial institutions	￦	—	￦	2,087,861	￦	2,087,861
Investment fund		—		849		849

Total	￦	—	￦	2,088,710	￦	2,088,710

Key actuarial assumptions used as of December 31, 2018 and 2019, are as follows:

	2018	2019
Discount rate (%)	2.00~2.30	1.60~2.00
Salary increase rate (%)	0.00~7.50	0.00~7.50
Turnover (%)	0.00~50.00	0.00~50.00

Mortality assumptions are based on the experience-based mortality table of Korea Insurance Development Institute of 2019.

The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions as of December 31, 2019, are as follows:

	Changes in principal assumption	Effect on net defined benefit obligation
		Increase in principal assumption	Decrease in principal assumption
Discount rate (%)	0.5 p.	4.22 decrease	4.48 increase
Salary increase rate (%)	0.5 p.	1.86 increase	6.18 decrease
Turnover (%)	0.5 p.	0.75 decrease	0.67 increase

The above sensitivity analysis are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. The sensitivity of the defined benefit obligation to changes in principal actuarial assumptions is calculated using the projected unit credit method, the same method applied when calculating the defined benefit obligations recognized on the statement of financial position.

Expected maturity analysis of undiscounted pension benefits (including expected future benefit) as of December 31, 2019, is as follows:

	Up to 1 year		1~2 years	2~5 years	5~10 years	Over 10 years	Total
	(In millions of Korean won)
Pension benefits[1]	￦	74,718	153,129	647,074	1,365,073	3,707,746	￦	5,947,740

[1]	Excluded amount to be settled per promotion-incentivized defined contribution plan.

The weighted average duration of the defined benefit obligation is 1.0 ~ 11.7 years.

Expected contribution to plan assets for periods after December 31, 2019, is estimated to be ￦ 215,290 million.